Income Tax (Net Deferred Income Tax Assets and Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred income tax assets:
Policyholder liabilities and receivables	$ 3,022	$ 2,988
Net operating loss carryforwards	1,293	1,808
Employee benefits	1,068	737
Capital loss carryforwards	26	32
Tax credit carryforwards	1,733	1,653
Litigation-related and government mandated	315	232
Other	831	503
Total gross deferred income tax assets	8,288	7,953
Less: Valuation allowance	224	357
Total net deferred income tax assets	8,064	7,596
Deferred income tax liabilities:
Investments, including derivatives	4,554	2,476
Intangibles	1,877	1,997
Net unrealized investment gains	7,971	4,510
DAC	5,153	5,103
Other	330	153
Total deferred income tax liabilities	19,885	14,239
Deferred tax assets and liabilities [Abstract]
Net deferred income tax asset (liability)	$ (11,821)	$ (6,643)